Leases	12 Months Ended
Dec. 31, 2024
Disclosure Leases Abstract
Leases

25. Leases

a) Right of use

	December 31, 2023	Additions and contract modifications	Depreciation	Acquisition of Aliança Energia	Deconsolidation of VODC	Translation adjustment	December 31, 2024
Ports	628	3	(44)	-	(525)	(11)	51
Vessels	415	-	(62)	-	-	-	353
Pelletizing plants	193	-	(48)	-	-	(36)	109
Properties	80	49	(20)	4	-	(19)	94
Energy plants	34	-	(5)	-	-	(1)	28
Other	9	31	(8)	-	-	(7)	25
Total	1,359	83	(187)	4	(525)	(74)	660

b) Leases liabilities

	December 31, 2023	Additions and contract modifications	Payments (i)	Interest	Acquisition of Aliança Energia	Deconsolidation of VODC	Translation adjustment	December 31, 2024
Ports	682	3	(63)	19	-	(583)	(4)	54
Vessels	397	-	(55)	14	-	-	-	356
Pelletizing plants	207	-	(46)	8	-	-	(43)	126
Properties	102	49	(24)	4	4	-	(28)	107
Energy plants	49	-	(6)	3	-	-	(3)	43
Other	15	31	(8)	1	-	-	(12)	27
Total	1,452	83	(202)	49	4	(583)	(90)	713
Current liabilities	197							147
Non-current liabilities	1,255							566
Total	1,452							713

(i)	The total amount of the variable lease payments not included in the measurement of lease liabilities was US$253 recorded in the income statement for the year ended December 31, 2024, (2023: US$112 and 2022: US$367).

Annual minimum payments and remaining lease term

The following table presents the undiscounted lease obligation by maturity date. The lease liability recognized in the statement of financial position is measured at the present value of such obligations.

	2025	2026	2027	2028	2029 onwards	Total	Remaining term (years)	Discount rate
Ports	25	12	1	1	18	57	2 to 18	4% to 5%
Vessels	59	54	53	51	188	405	1 to 8	3% to 4%
Pelletizing plants	39	13	13	13	63	141	1 to 8	2% to 6%
Properties	15	14	12	12	22	75	1 to 14	2% to 6%
Energy plants	8	6	5	5	33	57	2 to 5	5% to 6%
Other	9	6	3	3	1	22	1 to 4	3% to 6%
Total	155	105	87	85	325	757

Accounting policy

The Company recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date. The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the earlier of the end of the lease term or the end of the useful life of the right-of-use asset.

The Company does not recognize right-of-use assets and liabilities for leases with less than 12 months of lease term and/or leases of low-value assets. The payments associated to these leases are recognized as an expense on a straight-line basis over the lease term.

The lease liability is initially measured at the present value of the lease payments, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise: (i) fixed payments, including in-substance fixed payments; (ii) variable lease payments that depend on an index or a rate; and (iii) the exercise price under a purchase option or renewal option that are under the Company’s control and is reasonably certain to be exercised.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate. When the lease liability is remeasured, a corresponding adjustment is made to the carrying amount of the right-of-use asset or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.